DWS RREEF Real Assets Fund Annual Fund Operating Expenses - DWS RREEF Real Assets Fund	Jul. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.15%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	1.90%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.26%)
Net Expenses (as a percentage of Assets)	1.40%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.90%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.90%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.00%